NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2014		2015		2016
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	13,300	3,720	7,992	1,687	5,825	96.0	973	16.0
Reallocation of net income as a result of conversion of Class B to Class A shares	3,720	—	1,687	—	973	16.0	—	—
Reallocation of net income to Class B shares	—	32	—	11	—	—	(1)	—
Net income, allocated for diluted	17,020	3,752	9,679	1,698	6,798	112.0	972	16.0
Weighted average ordinary shares outstanding—basic	249,543,232	69,793,550	263,033,597	55,508,290	274,863,606	274,863,606	45,925,361	45,925,361
Dilutive effect of:
Conversion of Class B to Class A shares	69,793,550	—	55,508,290	—	45,925,361	45,925,361	—	—
Share-Based Awards	6,273,495	1,988,808	5,171,550	1,258,731	5,347,982	5,347,982	694,042	694,042
Weighted average ordinary shares outstanding—diluted	325,610,277	71,782,358	323,713,437	56,767,021	326,136,949	326,136,949	46,619,403	46,619,403
Net income per share attributable to ordinary shareholders:
Basic	53.30	53.30	30.39	30.39	21.19	0.35	21.19	0.35
Diluted	52.27	52.27	29.90	29.90	20.84	0.34	20.84	0.34